VARIABLE INTEREST ENTITY (VIEs) - Significant Assets & Liabilities of CMBL Lessor VIE (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Restricted cash	$ 193,273	$ 172,383
Liabilities
Long-term debt	1,344,788	1,052,532
Eskimo SPV Agreement | Golar Eskimo
Assets
Restricted cash	4,031	$ 0
Liabilities
Long-term debt	$ 254,070